Expense Example - Parvin Hedged Equity Solari World Fund - Parvin Hedged Equity Solari World Fund	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 229
Expense Example, with Redemption, 3 Years	807
Expense Example, with Redemption, 5 Years	1,411
Expense Example, with Redemption, 10 Years	$ 3,045